LONG TERM DEBT - NOTES PAYABLE (Details) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended			9 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended
	Nov. 09, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Sep. 13, 2013	Apr. 19, 2012	Apr. 12, 2012	Dec. 31, 2012 Warrant Fair Market Value	Dec. 31, 2011 Warrant Fair Market Value	Apr. 19, 2012 Warrant Fair Market Value	Sep. 30, 2013 Scenario, Forecast [Member] May 2013 Debenture [Member]	Apr. 19, 2012 Securities Purchase Agreement [Member] Senior Debt Obligations [Member]	Dec. 31, 2012 Securities Purchase Agreement [Member] Senior Debt Obligations [Member]	Nov. 15, 2012 Securities Purchase Agreement [Member] Convertible Debenture [Member]	Dec. 31, 2012 Securities Purchase Agreement [Member]	Nov. 15, 2012 Securities Purchase Agreement [Member]	Dec. 31, 2012 Securities Purchase Agreement [Member]	Dec. 31, 2012 Convertible Note	Nov. 09, 2012 Convertible Note	Dec. 31, 2012 Convertible Debenture [Member]	Apr. 19, 2012 Convertible Debenture [Member]	May 06, 2013 May 2013 Debenture [Member]	Sep. 30, 2013 May 2013 Debenture [Member]	Sep. 30, 2013 May 2013 Debenture [Member]	Apr. 29, 2013 Senior Secured Convertible Debentures [Member]	Jan. 15, 2013 Senior Secured Convertible Debentures [Member]	Apr. 12, 2012 Senior Secured Convertible Debentures [Member]	Sep. 30, 2013 Senior Secured Convertible Debentures [Member]	Jun. 30, 2013 Senior Secured Convertible Debentures [Member]	Nov. 15, 2012 Purchase Agreement [Member]	Dec. 31, 2012 Purchase Agreement [Member]	Sep. 30, 2013 Purchase Agreement [Member]	Sep. 30, 2013 Purchase Agreement [Member]
LONG TERM DEBT - NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	8.00%																10.00%
Debt Conversion, Original Debt, Amount (in Dollars)	$ 545,958	$ 515,000		$ 0	$ 2,769,214	$ 2,769,214	$ 3,284,214								$ 35,000
Conversion of Stock, Shares Issued (in Shares)	3,733,428
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	$ 0.15								$ 0.10					$ 0.13					$ 0.20						$ 0.25							$ 0.03	$ 0.20
Share Price (in Dollars per share)	$ 0.40																		$ 0.40					$ 0.71
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.15							0.05	0.10	0.10									0.20					0.10
Debt Instrument, Unamortized Discount		225,000		244,705		244,705	225,000						416,528									341,224		48,472	229,691										16,667	16,667
Amortization of Financing Costs																				11,500	96,519		48,472			29,232	46,579
Notes Payable, Related Parties, Noncurrent				301,253		301,253
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									6,500,000
Proceeds from Issuance of Debt																465,000				450,000					2,400,000									450,000
Amortization of Other Deferred Charges											416,528	0
Notes Payable, Related Parties, Current				465,000		465,000																	465,000
Debt instruments,Units Offered																			3,000,000
Debt instruments,Purchase Price Per Unit																			50,000
Debt Instrument, Face Amount																	50,000																50,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																			12,500						1,200,000								12,500
Number of Units Sold																				9														9
Amortization of Debt Discount (Premium)		388,682	571,184	611,007		611,007	1,644,251											225,000								28,673	45,624								29,632	88,896
Long-term Debt				236,500		236,500
Debt Instrument, Unamortized Discount (Premium), Net		334,320		213,500		213,500	334,320																												150,252	150,252
Debt Instrument, Interest Rate, Stated Percentage																									10.00%						8.00%		10.00%
Debt Conversion, Converted Instrument, Expiration Period																									2 years								2 years
Debt Conversion, Converted Instrument, Amount			344,993	545,958	0	545,958	545,958																		254,400
Debt Instrument, Fee Amount																										62,500	62,500
Stock Issued During Period, Shares, Issued for Services (in Shares)																											1,000,000
Stock Issued During Period, Value, Issued for Services																											172,000
Period of Availability of Reduced Conversion Price																											Dec. 31, 2013
Proceeds from Convertible Debt (in Dollars)																													50,000	515,000
Embedded Derivative, Fair Value of Embedded Derivative Liability																														122,938
Debt Instrument, Increase, Accrued Interest																												545,958			30,764
Available-for-sale Debt Securities, Gross Unrealized Loss																															5,459,582
Debt Instrument, Convertible, Number of Equity Instruments																															20,000,000
Cancellation of Unissued Common Stock Shares (in Shares)																															12,886,346
Private Offering Maximum Limit Amount																																	3,000,000
Private Offering Per Unit Cost (in Dollars per Item)																																	50,000
Debt Instrument, Increase (Decrease), Net																																				150,000
Long-term Debt, Gross																																			$ 449,748	$ 449,748